Retirement Benefits - Fair Value Measurements and Expected Benefit Payments for Defined Benefit Pension Plans (Details) - Defined Benefit Pension Plans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement benefits
Plan assets, net	$ 1,086,206	$ 950,947	$ 920,477
Plan obligations	(1,098,093)	(987,989)	$ (911,550)
Expected benefit payments for defined benefit pension plans
2018	39,753
2019	39,055
2020	40,856
2021	52,848
2022	42,098
2023 - 2027	218,507
Common Stock
Retirement benefits
Plan assets, net	4,806	3,187
Equity securities - common or collective trusts
Retirement benefits
Plan assets, net	265,647	240,203
Debt securities - common or collective trusts
Retirement benefits
Plan assets, net	380,419	337,265
Debt securities - Repurchase agreements
Retirement benefits
Plan obligations	(110,282)	(107,328)
Corporate bonds
Retirement benefits
Plan assets, net	155,337	139,243
Government securities
Retirement benefits
Plan assets, net	305,831	276,266
Other - Common or collective trusts
Retirement benefits
Plan assets, net	58,900	41,744
Guaranteed investment contracts
Retirement benefits
Plan assets, net	21,030	19,075
Foreign currency contracts and other
Retirement benefits
Plan assets, net	12,225	5,244
Plan obligations	(11,138)	(5,113)
Fair Value
Retirement benefits
Plan assets, net	377,809	330,574
Not measured at fair value
Retirement benefits
Plan assets, net	3,431	1,161
Level 1 | Common Stock
Retirement benefits
Plan assets, net	4,806	3,187
Level 1 | Fair Value
Retirement benefits
Plan assets, net	4,806	3,187
Level 2 | Debt securities - Repurchase agreements
Retirement benefits
Plan obligations	(110,282)	(107,328)
Level 2 | Corporate bonds
Retirement benefits
Plan assets, net	155,337	139,243
Level 2 | Government securities
Retirement benefits
Plan assets, net	305,831	276,266
Level 2 | Foreign currency contracts and other
Retirement benefits
Plan assets, net	12,225	5,244
Plan obligations	(11,138)	(5,113)
Level 2 | Fair Value
Retirement benefits
Plan assets, net	351,973	308,312
Level 3
Reconciliation of the beginning and ending balances of the fair value measurements using significant unobservable inputs (Level 3):
Balance at beginning of year	19,075
Actual return on plan assets, assets still held at reporting date	3,388	(1,268)
Acquisitions		21,923
Purchases	16
Settlements	(1,449)	(1,580)
Balance at end of year	21,030	19,075
Level 3 | Guaranteed investment contracts
Retirement benefits
Plan assets, net	21,030	19,075
Level 3 | Fair Value
Retirement benefits
Plan assets, net	$ 21,030	$ 19,075